ACQUISITIONS - Assets Acquired and Liabilities Assumed (Details) - USD ($) $ in Thousands	Jul. 16, 2020	Nov. 01, 2019	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Business Acquisition [Line Items]
Goodwill			$ 44,904	$ 41,826	$ 12,103
SmarterChaos
Business Acquisition [Line Items]
Goodwill	$ 3,078
Accounts receivable	576
Other assets acquired	30
Liabilities assumed	(662)
Net assets acquired	5,799
Payments to acquire business	5,800
Working capital adjustment	5,800
Goodwill adjustment	300
SmarterChaos | Brand
Business Acquisition [Line Items]
Finite-lived intangible assets acquired	277
SmarterChaos | Customer relationships
Business Acquisition [Line Items]
Finite-lived intangible assets acquired	$ 2,500
UE Authority, Co.
Business Acquisition [Line Items]
Goodwill		$ 29,723
Other assets acquired		6,393
Liabilities assumed		(9,045)
Deferred tax liability		(8,961)
Net assets acquired		56,620
Payments to acquire business		56,600
UE Authority, Co. | Technology
Business Acquisition [Line Items]
Finite-lived intangible assets acquired		26,000
UE Authority, Co. | Brand
Business Acquisition [Line Items]
Finite-lived intangible assets acquired		690
UE Authority, Co. | Non-competition agreements
Business Acquisition [Line Items]
Finite-lived intangible assets acquired		1,520
UE Authority, Co. | Customer relationships
Business Acquisition [Line Items]
Finite-lived intangible assets acquired		$ 10,300